Cover	6 Months Ended
Jun. 30, 2025
Cover [Abstract]
Document Type	6-K/A
Amendment Flag	true
Amendment Description	Foresight Autonomous Holdings Ltd. (the “Registrant”) is filing this Report of Foreign Private Issuer on Form 6-K/A (this “Amendment”) to amend the Report of Foreign Private Issuer on Form 6-K as filed by the Registrant with the Securities and Exchange Commission on August 18, 2025 (the “Form 6-K”) with the sole purpose of incorporating the Amendment and the Form 6-K by reference into the Registrant’s Registration Statement on Form F-3 (File No. 333-276709).Except as described above, this Amendment speaks as of the original filing date of the Form 6-K and does not amend, update or restate any information set forth in the Form 6-K or reflect any events that occurred subsequent to the original filing date of the Form 6-K.
Document Period End Date	Jun. 30, 2025
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-38094
Entity Registrant Name	FORESIGHT AUTONOMOUS HOLDINGS LTD.
Entity Central Index Key	0001691221
Entity Address, Address Line One	7 Golda Meir
Entity Address, City or Town	Ness Ziona
Entity Address, Country	IL
Entity Address, Postal Zip Code	7403650